Capital Contribution and Reduction from Non Controlling Shareholders - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 11, 2015	Oct. 31, 2015	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Sep. 22, 2011	Sep. 16, 2011
Noncontrolling Interest [Line Items]
Contribution withdrawal by a noncontrolling shareholder					$ 8,120
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited)
Noncontrolling Interest [Line Items]
Registered capital						$ 38,364
Parent | 17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited)
Noncontrolling Interest [Line Items]
Committed registered capital contribution						$ 31,970
Percentage of equity interest on capital contribution by parent						83.30%
Shenyang Investment | 17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited)
Noncontrolling Interest [Line Items]
Committed registered capital contribution						$ 6,394
Percentage of equity interest on capital contribution by Noncontrolling owners						16.70%
Contribution by a noncontrolling shareholder			$ 3,197
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing") | Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Noncontrolling Interest [Line Items]
Percentage of equity interest contribution							49.00%
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing") | Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Noncontrolling Interest [Line Items]
Percentage of equity interest contribution							11.00%
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing") | BEIID
Noncontrolling Interest [Line Items]
Contribution by a noncontrolling shareholder	$ 19,203			$ 11,083
Percentage of equity interest contribution				28.10%			40.00%
Contribution withdrawal by a noncontrolling shareholder		$ 8,120